Fair Value Measurements - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets:
Short-term investments Monetary wealth management products	$ 46,109,156	¥ 300,000,000	¥ 430,200,000
Liabilities:
Guarantee liabilities	7,220,897	46,981,325	6,207,812
Observable Input (Level 2) [Member]
Assets:
Short-term investments Monetary wealth management products	46,109,156	300,000,000	430,200,000
Non-Observable Input (Level 3) [Member]
Liabilities:
Guarantee liabilities	$ 7,220,897	¥ 46,981,325	¥ 6,207,812